EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity method investments, disclosures
Investment in equity method investees in excess of the proportionate share of net assets	$ 4,306
Summarized financial information - Income statement
Equity income (loss) - net	489	$ 769	$ 602
Summarized financial information - Balance sheet
Equity Method Investments	12,318	9,947
Other Equity Method Investees [Member]
Summarized financial information - Income statement
Net operating revenues	47,498	52,627	53,038
Cost of goods sold	28,749	31,810	32,377
Gross profit	18,749	20,817	20,661
Operating income	4,483	4,489	4,380
Consolidated net income	2,299	2,440	2,364
Less: Net income attributable to noncontrolling interests	65	74	62
Net income attributable to common shareowners	2,234	2,366	2,302
Summarized financial information - Balance sheet
Current Assets	17,524	16,184
Noncurrent assets	36,498	40,080
Total assets	54,022	56,264
Current liabilities	11,820	12,477
Noncurrent liabilities	14,467	16,657
Total liabilities	26,287	29,134
Equity attributable to shareowners of investees	26,854	26,363
Equity attributable to noncontrolling interests	881	767
Total Equity	27,735	27,130
Equity Method Investments	12,318	9,947
Other Equity Method Investments
Summary of significant transactions with equity method investees
Concentrate, syrup and finished product sales	8,984	10,063	9,178
Purchases of finished product	1,131	381	415
Marketing payments made by us	$ 1,380	$ 1,605	$ 1,807
Coca-Cola FEMSA
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	28.00%
Coca-Cola Hellenic
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	24.00%
Coca-Cola Amatil
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	29.00%
Monster Beverage Corporation [Member]
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	17.00%